ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2020	2019
	U.S. dollars in thousands
Accrued expenses	18,972	2,996
Employees and related liabilities	4,963	1,228
Government institutions	147	107
	24,082	4,331